Stock - Based Compensation - Additional Information (Detail)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%